Annual Total Returns - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. (Investor A, C and Institutional) [BarChart] - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Investor A Shares
Mar. 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	(8.95%)
Annual Return 2012	14.46%
Annual Return 2013	36.00%
Annual Return 2014	8.32%
Annual Return 2015	9.80%
Annual Return 2016	0.33%
Annual Return 2017	30.27%
Annual Return 2018	3.09%
Annual Return 2019	30.87%
Annual Return 2020	46.44%

[1]	A portion of the Fund’s total return was attributable to proceeds received from a settlement of litigation or a payment from an affiliate to compensate for foregone securities lending revenue.